Financial instruments (Tables)	9 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Classified , Changes in the Observability of Valuation Inputs Measured using Level 3 Inputs
As of
March
 31,
2024
, the Company’s milestone payment liability was measured using level 3 inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	March 31, 2024
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	183

$ (in thousands)
Balance – June 30, 2023	166
Change in fair value estimate	17

Balance – March 31, 2024	183